INVESTMENTS IN REAL ESTATE (Tables)	12 Months Ended
Dec. 31, 2012
Investments In Real Estate Tables
Schedule of Acquisition of Senior Living Assets
In connection with the acquisitions of the senior living assets described above, the assets acquired and the liabilities assumed were recorded at fair value. A summary of the initial recording of each of the above acquisitions is as follows:

	At Acquisition
	BPM	Utah	Courtyards	Total
Investment in real estate	$126,201	$18,466	$19,400	$164,067
Resident lease intangibles	17,099	3,512	2,100	22,711
Other intangibles	—	600	—	600
Prepaid expenses and other assets	110	122	56	288
Accounts payable, accrued expenses and other payables	(1,834)	(11)	(136)	(1,981)
	141,576	22,689	21,420	185,685
Mortgage notes payable	(88,400)	(16,000)	(16,125)	(120,525)
Net cash paid for acquisition	$53,176	$6,689	$5,295	$65,160
Acquisition related costs (A)	$3,625	$869	$395	$4,889

(A)      Acquisition related costs are included within General and Administrative Expense on the income statement.

Schedule of Specific Information of Acquired Real Estate
The following table sets forth certain information regarding the investments in real estate at December 31, 2012:

		Initial Cost					Gross Carrying Amount (B) (F)
						Costs
					Furniture,	Capitalized				Furniture,		Accumulated
Property Type				Building	Fixtures and	Subsequent to			Building	Fixtures and		Depreciation
(A)	City, State	Land	Building	Improvements	Equipment	Acquisition	Land	Building	Improvements	Equipment	Total	(B)(C)
AL/MC	Scottsdale, AZ	$2,307	$16,845	$146	$101	$30	$2,307	$16,845	$176	$101	$19,429	$(217)
AL/MC	Citrus Heights, CA	831	3,097	87	59	4	831	3,097	105	45	4,078	(51)
AL/MC	Santa Cruz, CA	2,255	20,971	225	58	38	2,255	20,971	278	41	23,545	(273)
AL/MC	Clovis, CA	1,133	16,835	159	45	7	1,133	16,835	165	45	18,178	(209)
IL/AL/MC	Boise, ID	1,465	13,229	405	58	44	1,465	13,229	468	40	15,202	(186)
MC	Corvallis, OR	1,060	4,915	135	8	15	1,060	4,915	148	10	6,133	(64)
AL/MC	Eugene, OR	935	20,431	364	91	54	935	20,431	450	58	21,874	(267)
AL/MC	Cottonwood Heights, UT	1,496	16,201	197	58	26	1,496	16,201	207	74	17,978	(206)
AL/MC	Bountiful, UT	570	9,505	53	50	39	570	9,505	57	85	10,217	(46)
AL	Taylorsville, UT	1,111	3,042	84	39	18	1,111	3,042	86	55	4,294	(18)
IL/AL/MC	Salt Lake City, UT	700	3,262	35	15	21	700	3,262	39	31	4,032	(15)
IL/AL	Fort Worth, TX	2,130	16,343	254	672	—	2,130	16,343	254	672	19,399	(6)
Subtotal Senior Living Facilities		$15,993	$144,676	$2,144	$1,254	$296	$15,993	$144,676	$2,433	$1,257	$164,359	$(1,558)

Other Operating Real Estate (E) (G)
Office Building	Beavercreek, OH	$386	$2,287	$—	$—	$394	$364	$2,170	$370	$—	$2,904	$(701)
Office Building	Beavercreek, OH	401	2,326	—	—	175	381	2,268	97	—	2,746	(476)
Office Building	Beavercreek, OH	382	2,242	—	—	458	361	2,150	359	—	2,870	(671)
Subtotal Other Operating Real Estate		$1,169	$6,855	$—	$—	$1,027	$1,106	$6,588	$826	$—	$8,520	$(1,848)

Total		$17,162	$151,531	$2,144	$1,254	$1,323	$17,099	$151,264	$3,259	$1,257	$172,879	$(3,406)

			Year	No. of Beds/
		Year	Constructed/	Net Rentable	Ending
Property Type		Acquired	Renovated	Sq. Ft.	Occupancy
(A)	City, State	(D)	(D)	(D)	(D)	Encumbrances

Senior Living Facilities:
AL/MC	Scottsdale, AZ	2012	1999/2005	107	75.7%	$12,600
AL/MC	Citrus Heights, CA	2012	1997/2011	78	93.6%	2,940
AL/MC	Santa Cruz, CA	2012	1990/NA	125	95.2%	17,220
AL/MC	Clovis, CA	2012	1998/2007	122	92.6%	11,700
IL/AL/MC	Boise, ID	2012	1997/2011	121	95.0%	12,960
MC	Corvallis, OR	2012	1999/NA	48	89.6%	3,020
AL/MC	Eugene, OR	2012	1998/NA	115	91.3%	15,480
AL/MC	Cottonwood Heights, UT	2012	2001/NA	115	89.6%	12,480
AL/MC	Bountiful, UT	2012	1978/2000	147	83.0%	10,024
AL	Taylorsville, UT	2012	1976/1994	105	88.6%	3,341
IL/AL/MC	Salt Lake City, UT	2012	1984/2007	106	72.6%	2,635
IL/AL	Fort Worth, TX	2012	1986/NA	221	90.0%	16,125
Subtotal Senior Living Facilities						$120,525

Other Operating Real Estate (E) (G)
Office Building	Beavercreek, OH	2006	1984/2006	55,024 Sq. Ft.	82.8%	$—
Office Building	Beavercreek, OH	2006	1985/2006	29,916 Sq. Ft.	100.0%	—
Office Building	Beavercreek, OH	2006	1987/2006	45,500 Sq. Ft.	100.0%	—
Subtotal Other Operating Real Estate						$—

Total						$120,525

See notes on next page.

(A)	AL represents assisted living; MC represents memory care; IL represents independent living.

(B)	The following is a rollforward of the gross carrying amount and accumulated depreciation of real estate for the years ended December 31, 2012, 2011 and 2010.

	Year ended December 31,
	2012	2011	2010
Gross Carrying Amount
Balance at beginning of year	$—	$—	$—
Additions:
Acquisitions of real estate	164,067	—	—
Improvements	296	—	—
Transferred from operating real estate held for sale	8,520	—	—
Disposals:
Disposal of long-lived assets	(4)	—	—
Balance at end of year	$172,879	$—	$—

Accumulated Depreciation
Balance at beginning of year	$—	$—	$—
Additions:
Depreciation expense	(2,750)	—	—
Transferred from assets held for sale	(657)	—	—
Disposals:
Disposal of long-lived assets	1	—	—
Balance at end of year	$(3,406)	$—	$—

(C)	Depreciation is calculated on a straight line basis using the following estimated useful lives:

Estimated
Useful Lives
Land	N/A
Buildings	40 years
Building Improvements	3-10 years
Furniture, Fixtures and Equipment	3-5 years

(D)	Unaudited.
(E)
During the year ended December 31, 2012, Newcastle reclassified the above properties as held for use based on the decision not to proceed with the planned disposition. The decision to withdraw the Beavercreek, Ohio properties from held for sale was made as management believes that the best value can now be obtained through a hold strategy. As a result, the operating results relating to the properties in Beavercreek, Ohio has been reclassified as part of income from continuing operations for the year ended December 31, 2012 and the accompanying comparative income statements for the years ended December 31, 2011 and December 31, 2010.

The following table summarizes the financial information for the Beavercreek properties reclassified as held for use:

	Year Ended December 31,
	2012	2011	2010
Rental income	$2,049	$1,899	$1,708

Property operating expense	$1,404	$1,110	$1,283
Depreciation and amortization	1,191	12	79
Other operating expense	11	27	11
Total expense	$2,606	$1,149	$1,373

Impairment	—	433	—
Net income (loss)	$(557)	$317	$335

(F)	The aggregate United States federal income tax basis for Newcastle’s operating real estate at December 31, 2012 was approximately $190.1 million.
(G)	The other operating real estate was pledged as collateral in one of Newcastle’s non-recourse financing structures at December 31, 2012.

Rollforward of Investments in Real Estate
(B)	The following is a rollforward of the gross carrying amount and accumulated depreciation of real estate for the years ended December 31, 2012, 2011 and 2010.

	Year ended December 31,
	2012	2011	2010
Gross Carrying Amount
Balance at beginning of year	$—	$—	$—
Additions:
Acquisitions of real estate	164,067	—	—
Improvements	296	—	—
Transferred from operating real estate held for sale	8,520	—	—
Disposals:
Disposal of long-lived assets	(4)	—	—
Balance at end of year	$172,879	$—	$—

Accumulated Depreciation
Balance at beginning of year	$—	$—	$—
Additions:
Depreciation expense	(2,750)	—	—
Transferred from assets held for sale	(657)	—	—
Disposals:
Disposal of long-lived assets	1	—	—
Balance at end of year	$(3,406)	$—	$—

Schedule of Useful Lives
(C)	Depreciation is calculated on a straight line basis using the following estimated useful lives:

Estimated
Useful Lives
Land	N/A
Buildings	40 years
Building Improvements	3-10 years
Furniture, Fixtures and Equipment	3-5 years

Schedule of Operating Real Estate reclassified as Held For Use
The following table summarizes the financial information for the Beavercreek properties reclassified as held for use:

	Year Ended December 31,
	2012	2011	2010
Rental income	$2,049	$1,899	$1,708

Property operating expense	$1,404	$1,110	$1,283
Depreciation and amortization	1,191	12	79
Other operating expense	11	27	11
Total expense	$2,606	$1,149	$1,373

Impairment	—	433	—
Net income (loss)	$(557)	$317	$335

Schedule of Operating Real Estate Held for Sale
The following is a reconciliation of operating real estate held for sale:

	Year Ended December 31,
	2012	2011	2010
Operating real estate held for sale
Balance at beginning of year	$7,741	$8,776	$9,966
Impairment	—	(433)	(260)
Leasing commission capitalized	122	—	—
Amortization of leasing commissions	—	(13)	(90)
Proceeds from sale of real estate held for sale	—	(650)	(840)
Gain on sale	—	61	—
Transferred to investments in real estate (held for use)	(7,863)	—	—
Balance at end of year	$—	$7,741	$8,776

Schedule of future minimum rental payments
The following is a schedule of the future minimum rental payments to be received under non-cancelable operating leases for the office buildings in Beavercreek, Ohio:

2013	$1,414
2014	1,328
2015	882
2016	819
2017	819
Thereafter	—
Total	$5,262

Schedule of Discontinued Operations
The following table summarizes the financial information for the discontinued operations relating to properties sold:

	Year Ended December 31,
	2012	2011	2010

Rental income	$—	$136	$427
Expenses	66	208	537
Impairment	—	—	260
Net gain on sale	—	61	—
Other income	(2)	—	27
Net income (loss)	$(68)	$(11)	$(343)